Investment Objectives and Goals - Transamerica International Equity	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	Seeks to provide competitive risk-adjusted returns relative to the benchmark over a full market cycle.